Risk management - Schedule of Detailed Information About Hedging Instruments Explanatory (Details) - Currency swap contract - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Intervial Chile
Risk management
Hedging instrument assets	$ 37	$ 36
ISA CTEP
Risk management
Hedging instrument assets		$ 223
Hedging instrument liabilities	$ (2)